Employee Benefit Expenses - Summary of Employee Expenses (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	96	87	88
Salaries, wages and fees	€ 6,439	€ 5,461	€ 5,994
Executive Management team compensation	3,235	2,563	2,900
Share-based payments	3,595	2,569	2,847
Social security	1,301	1,277	1,362
Post employment benefits	217	220	215
Hospitalisation insurance	118	118	151
Other benefit expense	2
Total Employee expenses	€ 14,906	€ 12,207	€ 13,469
Belgium [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	91	83	83
USA [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	5	4	5
Clinical and Regulatory,IP,Marketing [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	19	16	15
Research and development [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	30	29	29
Manufacturing and quality [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	34	26	31
General Administration [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	13	16	13